Taxation (Details) - Schedule of Actual Provision for Income Taxes - USD ($)		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Schedule of Actual Provision for Income Taxes [Abstract]
(Loss)/income before income tax expense		$ (936,140)	$ 342,763
Income tax rate – mainland China		25.00%	25.00%
Computed income tax (benefit)/expense with statutory EIT tax rate		$ (234,035)	$ 85,691
Additional deduction for R&D expenses		(83,039)	(50,706)
Effect of preferential tax of PRC subsidiary		23,299	18,995
Effect of preferential tax of Hong Kong subsidiary			(16,947)
Changes in valuation allowance		(7,098)	3,074
Effect of income tax rate differences in jurisdictions other than mainland China	[1]	72,817	13,902
Tax effect of non-taxable income and non-deductible items		36,236	(124,860)
Income tax benefit		$ (191,820)	$ (70,851)

[1]	The effect of different tax rates in jurisdictions other than PRC derived from CCSC Technology Group, CCSC Interconnect HK and CCSC Technology Serbia.